Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Held to Maturity Securities, Contractual Maturities) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Less Than One Year, Amortized Cost	$ 693,253
One – Five Years, Amortized Cost	16,133,816
Five – Ten Years, Amortized Cost	42,077,103
After Ten Years, Amortized Cost	117,895,295
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	360,457,164	$ 369,140,098
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	360,457,164
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	697,840
One – Five Years, Fair Value	16,320,055
Five – Ten Years, Fair Value	42,417,193
After Ten Years, Fair Value	117,363,250
Available-for-sale Securities, Fair Value Disclosure	362,059,429	375,513,870
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	362,059,429
Equity Securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 183,657,697	$ 180,197,347